Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Edwards Lifesciences (Puerto Rico) Corporation
Retirement Savings Plan
EIN: 66-1075503, Plan #: 002
Schedule H – line 4i – Schedule of Assets (Held at End of Year)
As of December 31, 2025
(in thousands)

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost **	(e) Current value
*	Notes Receivable from Participants	Varying maturity dates with interest rates ranging from 4.25% to 9.5%	$—	$125.4

*                    Party-in-interest for which a statutory exemption exists.

**             Cost information is not required for participant-directed investments and, therefore, has not been included in this schedule.